SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 204,955	$ 152,471
Less: allowance for credit losses	(13,908)	(15,206)
Total	$ 191,047	$ 137,265